SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund

June 30, 2021 (Unaudited)
Shares		Value
Common Stocks — 98.03%
Communication Services — 2.07%
7,200	Cumulus Media, Inc., Class A*	$105,480
44,050	DHI Group, Inc.*	148,889
49,300	Entercom Communications Corp.*	212,483
23,600	Entravision Communications Corp., Class A	157,648
17,400	Eros STX Global Corp.*	26,622
22,043	EW Scripps Co. (The), Class A	449,457
11,800	Marcus Corp. (The)*	250,278
9,700	MSG Networks, Inc., Class A*	141,426
119,400	Point.360*,(a),(b),(c)	0
12,600	Saga Communications, Inc., Class A	272,790
39,150	Salem Media Group, Inc.*	99,832
22,600	Spok Holdings, Inc.	217,412
35,000	Townsquare Media, Inc., Class A*	446,250
		2,528,567
Consumer Discretionary — 22.15%
4,500	American Public Education, Inc.*	127,530
6,100	America’s Car-Mart, Inc.*	864,492
21,300	Anemostat Door Products(a),(b),(c)	0
21,300	Anemostat, Inc.(a),(b),(c)	0
13,000	At Home Group, Inc.*	478,920
6	AYRO, Inc.*	29
7,900	Bassett Furniture Industries, Inc.	192,365
28,600	Beazer Homes USA, Inc.*	551,694
12,300	Big 5 Sporting Goods Corp.	315,864
3	Biglari Holdings, Inc., Class B*	478
3,420	Bluegreen Vacations Holding Corp.*	61,560
5,200	Boot Barn Holdings, Inc.*	437,060
3,227	Bowl America, Inc., Class A*	28,430
14,730	Build-A-Bear Workshop, Inc.*	254,976
3,200	Caleres, Inc.	87,328
22,850	Carriage Services, Inc.	844,765
6,000	Cato Corp. (The), Class A	101,220
15,000	Century Casinos, Inc.*	201,450
14,423	Century Communities, Inc.	959,707
4,200	Chuy’s Holdings, Inc.*	156,492
5,700	Citi Trends, Inc.*	495,900
9,742	Clarus Corp.	250,369
60,730	Container Store Group, Inc. (The)*	791,919
2,100	Cooper-Standard Holdings, Inc.*	60,900
4,300	Core-Mark Holding Co., Inc.	193,543
26,200	Crown Crafts, Inc.	198,334
16,230	Culp, Inc.	264,549
16,100	Del Taco Restaurants, Inc.	161,161
29,400	Delta Apparel, Inc.*	867,888
13,200	Duluth Holdings, Inc., Class B*	272,580

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund (cont.)

June 30, 2021 (Unaudited)
Shares		Value
9,900	Ethan Allen Interiors, Inc.	$273,240
6,500	Flexsteel Industries, Inc.	262,535
8,000	Funko, Inc., Class A*	170,240
2,700	Genesco, Inc.*	171,936
18,490	Haverty Furniture Cos., Inc.	790,632
10,400	hhgregg, Inc.*	260
4,000	Hibbett Sports, Inc.*	358,520
16,900	Hooker Furniture Corp.	585,416
16,800	J Alexander’s Holdings, Inc.*	195,552
6,440	Johnson Outdoors, Inc., Class A	779,240
23,500	Kid Brands, Inc.*	113
28,820	Lakeland Industries, Inc.*	643,551
9,500	Lands’ End, Inc.*	389,975
95,270	Lazare Kaplan International, Inc.*,(a),(b),(c)	0
7,000	La-Z-Boy, Inc.	259,280
11,100	Legacy Housing Corp.*	187,701
13,200	Lifetime Brands, Inc.	197,604
14,000	M/I Homes, Inc.*	821,380
21,540	MarineMax, Inc.*	1,049,860
7,500	McRae Industries, Inc., Class A	228,900
2,285	Mecklermedia Corp.*,(a),(b),(c)	0
20,000	Mestek, Inc.*	575,000
9,600	Modine Manufacturing Co.*	159,264
16,400	Movado Group, Inc.	516,108
2,400	Nathan’s Famous, Inc.	171,168
4,200	Nautilus, Inc.*	70,770
42,100	New Home Co., Inc. (The)*	247,127
9,500	Nobility Homes, Inc.	342,000
4,600	OneWater Marine, Inc., Class A	193,338
41,000	Orleans Homebuilders, Inc.*,(a),(b),(c)	0
10,275	Patrick Industries, Inc.	750,075
6,400	RCI Hospitality Holdings, Inc.	423,680
19,400	Rocky Brands, Inc.	1,078,640
35,000	Shiloh Industries, Inc.*,(a),(b),(c)	0
12,000	Sonic Automotive, Inc., Class A	536,880
12,500	Standard Motor Products, Inc.	541,875
2,100	Stoneridge, Inc.*	61,950
10,730	Strattec Security Corp.*	477,056
27,100	Stride, Inc.*	870,723
27,189	Superior Group of Cos, Inc.	650,089
32,500	Superior Industries International, Inc.*	280,150
10,840	Taylor Morrison Home Corp.*	286,393
24,800	Tilly’s, Inc., Class A	396,304
8,760	TravelCenters of America, Inc.*	256,142
12,000	Tupperware Brands Corp.*	285,000
22,400	Unifi, Inc.*	545,664
30,000	Universal Travel Group*,(a),(b),(c)	0
17,600	Vera Bradley, Inc.*	218,064
11,600	VOXX International Corp.*	162,516

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund (cont.)

June 30, 2021 (Unaudited)
Shares		Value
3,200	Vulcan International Corp.	$29,760
1,397	Walking Co. Holdings, Inc. (The)*,(a),(b),(c)	0
11,000	Weyco Group, Inc.	246,070
11,500	Zovio, Inc.*	29,785
		26,989,029
Consumer Staples — 3.18%
5,400	Alico, Inc.	192,240
7,350	Andersons, Inc. (The)	224,396
14,615	Central Garden & Pet Co.*	773,572
4,100	e.l.f. Beauty, Inc.*	111,274
36	Hawaiian Macadamia Nut Orchards L.P.*	135,000
12,400	Ingles Markets, Inc., Class A	722,548
35,400	Natural Grocers by Vitamin Cottage, Inc.	380,196
17,400	Oil-Dri Corp. of America	594,732
2,700	Seneca Foods Corp., Class A*	137,916
23,140	SpartanNash Co.	446,833
6,600	Village Super Market, Inc., Class A	155,166
		3,873,873
Energy — 2.57%
45,500	Aegean Marine Petroleum Network, Inc.*,(a),(b),(c)	0
13,900	Ardmore Shipping Corp.*	58,658
16	Basic Energy Services, Inc.*	2
7,400	Bonanza Creek Energy, Inc.	348,318
1,240	Bristow Group, Inc.*	31,757
1,254	Callon Petroleum Co.*	72,343
9,200	CONSOL Energy, Inc.*	169,924
8,200	Dorian LPG Ltd.*	115,784
23,000	Evolution Petroleum Corp.	114,080
1,230	Evolve Transition Infrastructure LP*	1,070
18,500	Falcon Minerals Corp.	93,980
7,100	Global Partners LP	184,032
6,200	Goodrich Petroleum Corp.*	92,566
2,950	Harvest Natural Resources, Inc.*,(a),(b),(c)	0
6,628	Natural Gas Services Group, Inc.*	68,136
50,600	North American Construction Group Ltd.	768,108
4,700	Penn Virginia Corp.*	110,967
4,010	REX American Resources Corp.*	361,622
131	SilverBow Resources, Inc.*	3,042
15,400	Solaris Oilfield Infrastructure, Inc., Class A	149,996
42,908	Southwestern Energy Co.*	243,288
2,200	Teekay Tankers Ltd., Class A*	31,724
18,880	W&T Offshore, Inc.*	91,568
289	Whiting Petroleum Corp.*	15,765
		3,126,730
Financials — 31.45%
4,500	ACNB Corp.	125,595

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund (cont.)

June 30, 2021 (Unaudited)
Shares		Value
39,150	Affirmative Insurance Holdings, Inc.*,(a),(b),(c)	$0
22,450	AG Mortgage Investment Trust, Inc., REIT	95,862
8,600	Amalgamated Financial Corp.	134,418
8,500	Amerant Bancorp, Inc.*	181,730
5,300	American National Bankshares, Inc.	164,777
7,900	American River Bankshares	142,990
6,800	Ames National Corp.	166,668
5,968	Apollo Commercial Real Estate Finance, Inc., REIT	95,190
44,976	Arbor Realty Trust, Inc., REIT	801,472
48,100	Ares Commercial Real Estate Corp., REIT	706,589
2,200	Arlington Asset Investment Corp., Class A*	8,932
101	Ashford, Inc.*	2,295
10,100	Atlantic Capital Bancshares, Inc.*	257,146
28,500	Banc of California, Inc.	499,890
12,400	Banco Latinoamericano de Comercio Exterior SA, Class E	190,588
23,400	Bancorp, Inc. (The)*	538,434
1,700	Bank First Corp.	118,609
4,100	Bankwell Financial Group, Inc.	113,324
4,928	Banner Corp.	267,147
6,800	Bar Harbor Bankshares	194,616
5,300	Baycom Corp.*	95,135
100,000	Beverly Hills Bancorp, Inc.*,(a),(b),(c)	0
13,800	Blucora, Inc.*	238,878
14,300	Bridgewater Bancshares, Inc.*	230,945
5,500	Business First Bancshares, Inc.	126,225
33,600	California First National Bancorp	615,216
1,500	Cambridge Bancorp	124,485
6,200	Capital City Bank Group, Inc.	159,898
38,000	Capitol Bancorp Ltd.*,(a),(b),(c)	0
6,900	Capstar Financial Holdings, Inc.	141,450
5,700	Central Valley Community Bancorp	114,855
1,900	Century Bancorp, Inc., Class A	216,600
20,497	Cherry Hill Mortgage Investment Corp., REIT	202,100
7,600	Citizens & Northern Corp.	186,200
36,250	Citizens, Inc.*	191,762
8,900	Civista Bancshares, Inc.	196,690
6,700	CNB Financial Corp.	152,894
5,700	Coastal Financial Corp.*	162,792
17,000	Community Bankers Trust Corp.	192,780
93,383	Consumer Portfolio Services, Inc.*	420,223
2,189	Cowen Inc., Class A	89,858
800	Diamond Hill Investment Group, Inc.	133,848
10,448	Dime Community Bancshares, Inc.	351,262
17,277	Donegal Group, Inc., Class A	251,726
3,944	Donegal Group, Inc., Class B	54,822
11,900	Donnelley Financial Solutions, Inc.*	392,700
12,446	Dynex Capital, Inc., REIT	232,242
33,700	Ellington Residential Mortgage, REIT	396,649
26,680	Enova International, Inc.*	912,723

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund (cont.)

June 30, 2021 (Unaudited)
Shares		Value
6,000	Enterprise Bancorp, Inc.	$196,500
4,100	Equity Bancshares, Inc., Class A*	125,009
4,800	Esquire Financial Holdings, Inc.*	113,760
6,800	ESSA Bancorp, Inc.	111,452
4,200	Evans Bancorp, Inc.	155,820
12,000	Farmers National Banc Corp.	186,120
15,717	FB Financial Corp.	586,558
10,140	Federal Agricultural Mortgage Corp., Class C	1,002,846
26,832	FedNat Holding Co.	111,353
5,500	Financial Institutions, Inc.	165,000
4,200	First Bancorp, Inc.	123,690
7,400	First Business Financial Services, Inc.	200,318
1,800	First Capital, Inc.	78,048
8,600	First Choice Bancorp	261,870
6,500	First Community Bankshares, Inc.	194,025
9,400	First Financial Corp.	383,708
7,200	First Internet Bancorp	223,056
6,100	First Merchants Corp.	254,187
6,200	First of Long Island Corp. (The)	131,626
38,000	First Place Financial Corp.(a),(b),(c)	0
360	Flagstar Bancorp, Inc.	15,217
8,100	Flushing Financial Corp.	173,583
3,000	FS Bancorp, Inc.	213,810
6,900	FVCBankcorp, Inc.*	119,094
35,428	Great Ajax Corp., REIT	459,855
1,426	Great Western Bancorp, Inc.	46,759
6,050	Guaranty Bancshares, Inc.	206,123
10,700	Hanmi Financial Corp.	203,942
8,100	HBT Financial, Inc.	141,021
10,340	HCI Group, Inc.	1,028,106
30,470	Heritage Insurance Holdings, Inc.	261,433
600	Hingham Institution for Savings, FOR	174,300
3,100	Home Bancorp, Inc.	118,141
8,940	HomeTrust Bancshares, Inc.	249,426
8,300	Independent Bank Corp.	180,193
955	Independent Bank Group, Inc.	70,651
8,100	Investar Holding Corp.	185,409
3,704	Investors Title Co.	646,830
20,000	JMP Group LLC*	122,600
14,800	Kansas City Life Insurance Co.	658,600
6,400	LCNB Corp.	104,768
18,200	Macatawa Bank Corp.	159,250
5,100	Malvern Bancorp, Inc.*	94,299
62,200	Manning & Napier, Inc.*	489,514
14,790	Marlin Business Services Corp.	336,620
4,700	Mercantile Bank Corp.	141,940
6,500	Merchants Bancorp	255,060
5,900	Meridian Corp.	154,875

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund (cont.)

June 30, 2021 (Unaudited)
Shares		Value
7,500	Metrocity Bankshares, Inc.	$131,325
6,300	Metropolitan Bank Holding Corp.*	379,386
6,100	Midland States Bancorp, Inc.	160,247
4,500	MidWestOne Financial Group, Inc.	129,465
5,500	MVB Financial Corp.	234,630
4,100	National Bankshares, Inc.	143,541
2,600	National Western Life Group, Inc., Class A	583,414
11,567	Nicholas Financial, Inc.*	129,782
4,900	Northeast Bank	146,363
3,300	Northrim BanCorp, Inc.	141,075
43,470	Northwest Bancshares, Inc.	592,931
1,915	OceanFirst Financial Corp.	39,909
26,710	OFG Bancorp.	590,825
14,600	Old Second Bancorp, Inc.	181,040
11,900	Oppenheimer Holdings, Inc., Class A	604,996
15,700	Orchid Island Capital, Inc., REIT	81,483
6,900	Orrstown Financial Services, Inc.	159,183
7,900	Pacific Mercantile Bancorp*	67,940
9,000	Parke Bancorp, Inc.	176,040
9,100	PCSB Financial Corp.	165,347
5,100	Peapack-Gladstone Financial Corp.	158,457
9,100	PennyMac Financial Services, Inc.	561,652
16,140	Peoples Bancorp, Inc.	478,067
2,400	Peoples Financial Services Corp.	102,240
4,930	Piper Sandler Cos.	638,731
6,600	Premier Financial Bancorp, Inc.	111,210
41,894	Premier Financial Corp.	1,190,209
12,600	Primis Financial Corp.	192,276
14,300	Provident Financial Holdings, Inc.	246,961
6,920	Provident Financial Services, Inc.	158,399
6,500	Randolph Bancorp, Inc.*	134,615
9,500	RBB Bancorp	230,090
15,781	Ready Capital Corp., REIT	250,444
2,100	Red River Bancshares, Inc.	106,071
17,760	Regional Management Corp.	826,550
6,000	Reliant Bancorp, Inc.	166,380
3,050	S&T Bancorp, Inc.	95,465
7,300	Safety Insurance Group, Inc.	571,444
6,000	SB Financial Group, Inc.	111,000
7,100	Shore Bancshares, Inc.	118,925
7,000	Sierra Bancorp	178,150
5,100	Silvergate Capital Corp., Class A*	577,932
3,626	Simmons First National Corp., Class A	106,387
8,600	SmartFinancial, Inc.	206,486
9,300	South Plains Financial, Inc.	215,109
4,600	Southern First Bancshares, Inc.*	235,336
5,200	Southern Missouri Bancorp, Inc.	233,792
8,900	Spirit of Texas Bancshares, Inc.	203,276
9,400	Stewart Information Services Corp.	532,886

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund (cont.)

June 30, 2021 (Unaudited)
Shares		Value
3,800	Territorial Bancorp, Inc.	$98,686
6,600	Timberland Bancorp, Inc.	185,592
7,100	TriState Capital Holdings, Inc.*	144,769
19,000	United Western Bancorp, Inc.*,(a),(b),(c)	0
5,050	Walker & Dunlop, Inc.	527,119
6,300	Waterstone Financial, Inc.	123,858
7,500	West BanCorp Inc.	208,125
17,400	Western New England Bancorp, Inc.	141,810
5,200	Westwood Holdings Group, Inc.	113,152
		38,328,168
Health Care — 1.56%
30,600	Adeptus Health, Inc., Class A(a),(b),(c)	0
11,000	American Shared Hospital Services*	32,230
9,100	AngioDynamics, Inc.*	246,883
4,300	Computer Programs and Systems, Inc.	142,889
3,000	Cross Country Healthcare, Inc.*	49,530
11,850	CryoLife, Inc.*	336,540
5,500	FONAR Corp.*	97,240
12,300	Meridian Bioscience, Inc.*	272,814
5,365	Option Care Health, Inc.*	117,332
7,300	OraSure Technologies, Inc.*	74,022
24,010	Triple-S Management Corp.*	534,703
		1,904,183
Industrials — 19.90%
5,200	Acme United Corp.	231,712
5,680	Alamo Group, Inc.	867,222
5,824	Allied Motion Technologies, Inc.	201,103
21,790	Ameresco, Inc., Class A*	1,366,669
8,100	AMREP Corp.*	94,446
66,000	ARC Document Solutions, Inc.	141,900
1,200	Argan, Inc.	57,348
9,800	BGSF, Inc.	120,932
7,100	Blue Bird Corp.*	176,506
4,700	BlueLinx Holdings, Inc.*	236,316
20,600	CAI International, Inc.	1,153,600
24,450	CBIZ, Inc.*	801,226
15,674	CECO Environmental Corp.*	112,226
50,680	Celadon Group, Inc.*	517
10,678	Cenveo, Inc.*,(a),(b),(c)	0
2,400	Chicago Rivet & Machine Co.	62,094
660	Comfort Systems USA, Inc.	52,001
8,200	Commercial Vehicle Group, Inc.*	87,166
26,678	CompX International, Inc.	554,102
36,000	Costamare, Inc.	425,160
8,800	Covenant Logistics Group, Inc.*	181,984
3,300	CRA International, Inc.	282,480
26,840	Ducommun, Inc.*	1,464,390

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund (cont.)

June 30, 2021 (Unaudited)
Shares		Value
12,000	Eastern Co. (The)	$363,960
9,200	Encore Wire Corp.	697,268
31,340	Ennis, Inc.	674,437
1,300	EnPro Industries, Inc.	126,295
17,490	Espey Mfg. & Electronics Corp.	259,202
10,300	Federal Signal Corp.	414,369
19,900	Fly Leasing Ltd., ADR*	337,106
414	Genco Shipping & Trading Ltd.	7,816
5,680	Gibraltar Industries, Inc.*	433,441
5,580	Golden Ocean Group Ltd.	61,603
21,361	GP Strategies Corp.*	335,795
13,000	Graham Corp.	178,880
10,610	Greenbrier Cos., Inc. (The)	462,384
25,700	Griffon Corp.	658,691
3,400	Hurco Cos., Inc.	119,000
5,500	Insteel Industries, Inc.	176,825
930	Kadant, Inc.	163,764
5,800	Kimball International, Inc., Class B	76,270
7,400	L B Foster Co., Class A*	137,936
16,200	LS Starrett Co. (The), Class A*	151,308
48,150	LSI Industries, Inc.	385,682
16,900	Lydall, Inc.*	1,022,788
34,300	Marten Transport Ltd.	565,607
16,700	Mesa Air Group, Inc.*	155,811
20,379	Miller Industries, Inc.	803,748
16,000	Mistras Group, Inc.*	157,280
3,500	National Presto Industries, Inc.	355,775
5,500	Northwest Pipe Co.*	155,375
8,800	Orion Group Holdings, Inc.*	50,600
2,000	PAM Transportation Services, Inc.*	105,500
2	Paragon Shipping, Inc., Class A*,(a)	0
33,000	Park Aerospace Corp.	491,700
3,700	Park-Ohio Holdings Corp.	118,918
4,200	Powell Industries, Inc.	129,990
1,700	Preformed Line Products Co.	126,140
12,500	Quad/Graphics, Inc.*	51,875
12,100	Quanex Building Products Corp.	300,564
23,000	Radiant Logistics, Inc.*	159,390
25,000	RCM Technologies, Inc.*	103,000
12,700	Resources Connection, Inc.	182,372
15,100	Rush Enterprises, Inc., Class A	652,924
22,000	Safe Bulkers, Inc.*	88,220
2,900	Standex International Corp.	275,239
10,700	Sterling Construction Co., Inc.*	258,191
24,100	Textainer Group Holdings Ltd.*	813,857
9,600	Titan Machinery, Inc.*	297,024
7,400	USA Truck, Inc.*	118,918
10,230	Vectrus, Inc.*	486,846
12,300	Vidler Water Resouces, Inc.*	163,590

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund (cont.)

June 30, 2021 (Unaudited)
Shares		Value
3,000	VSE Corp.	$148,530
3,900	Willdan Group, Inc.*	146,796
20,238	Willis Lease Finance Corp.*	867,401
		24,247,101
Information Technology — 6.44%
7,300	Bel Fuse, Inc., Class B	105,120
4,700	Clearfield, Inc.*	176,015
38,600	CMTSU Liquidation, Inc.*	107
6,200	Comtech Telecommunications Corp.	149,792
16,130	CTS Corp.	599,391
6,900	CyberOptics Corp.*	282,624
22,500	Digi International, Inc.*	452,475
3,540	ePlus, Inc.*	306,883
17,400	Everi Holdings, Inc.*	433,956
1,100	Fabrinet*	105,457
4,600	Insight Enterprises, Inc.*	460,046
5,800	JinkoSolar Holding Co. Ltd., ADR*	324,916
25,100	Kimball Electronics, Inc.*	545,674
8,600	LGL Group, Inc. (The)*	89,526
9,200	Magal Security Systems Ltd.	43,516
15,700	Methode Electronics, Inc.	772,597
8,883	Onto Innovation, Inc.*	648,814
13,550	PC Connection, Inc.	626,959
17,500	PCTEL, Inc.	114,625
28,730	Photronics, Inc.*	379,523
5,300	Richardson Electronics Ltd.	44,043
54,100	SigmaTron International, Inc.*	271,041
4,269	Sykes Enterprises, Inc.*	229,245
13,100	TESSCO Technologies, Inc.*	80,565
17,740	Vishay Precision Group, Inc.*	603,870
		7,846,780
Materials — 3.71%
8,600	Alpha Metallurgical Resources, Inc.*	220,418
35,740	American Vanguard Corp.	625,807
37,000	Blue Earth Refineries, Inc.*,(a),(b),(c)	0
8,000	Clearwater Paper Corp.*	231,760
40,990	FutureFuel Corp.	393,504
8,200	Hawkins, Inc.	268,550
5,800	Haynes International, Inc.	205,204
2,600	Innospec, Inc.	235,586
7,400	Materion Corp.	557,590
8,000	Olympic Steel, Inc.	235,120
8,100	Rayonier Advanced Materials, Inc.*	54,189
4,900	Ryerson Holding Corp.*	71,540
15,000	Tecnoglass, Inc.	321,000
45,800	Trecora Resources*	381,056
22,900	Tredegar Corp.	315,333

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund (cont.)

June 30, 2021 (Unaudited)
Shares		Value
2,600	UFP Technologies, Inc.*	$149,292
3,470	US Concrete, Inc.*	256,086
		4,522,035
Real Estate — 3.07%
7,200	Alpine Income Property Trust, Inc., REIT	136,944
6,820	BBX Capital, Inc.*	54,696
5,621	Cedar Realty Trust, Inc., REIT	94,658
4,600	Community Healthcare Trust, Inc., REIT	218,316
2,225	CTO Realty Growth, Inc.	119,082
18,200	Farmland Partners, Inc., REIT	219,310
921	Forestar Group, Inc.*	19,258
3,600	FRP Holdings, Inc.*	200,448
10,242	Getty Realty Corp., REIT	319,038
8,800	Global Medical REIT, Inc., REIT	129,888
15,780	Monmouth Real Estate Investment Corp., REIT	295,402
25,562	One Liberty Properties, Inc., REIT	725,705
1,900	Rafael Holdings, Inc., Class B*	96,995
7,200	RE/MAX Holdings, Inc., Class A	239,976
17,400	RPT Realty, REIT	225,852
12,300	Urstadt Biddle Properties, Inc., REIT, Class A	238,374
49,010	Whitestone, REIT	404,333
		3,738,275
Utilities — 1.93%
3,200	Artesian Resources Corp., Class A	117,664
5,585	Chesapeake Utilities Corp.	672,043
5,200	Middlesex Water Co.	424,996
7,400	SJW Group	468,420
12,756	Unitil Corp.	675,685
		2,358,808

Total Common Stocks		119,463,549
(Cost $78,668,332)
Exchange Traded Funds — 0.65%
5,150	iShares Russell Microcap Index Fund	785,890

Total Exchange Traded Funds		785,890
(Cost $669,085)
Rights/Warrants — 0.01%
444	Basic Energy Services, Inc., Warrants, Expire 12/23/23*	25
724	Eagle Bulk Shipping, Inc., Warrants, Expire 10/15/21*	72
992	Genco Shipping & Trading Ltd., Warrants, Expire 7/9/21*	54
8,600	LGL Group, Inc. (The), Warrants, Expire 11/16/25*	4,216
6,100	Media General, Inc. Rights, Expire 12/31/21*,(b),(c)	0
2,627	PHI Group, Inc., Warrants, Expire 9/4/22*,(b),(c)	0
1,136	Whiting Petroleum Corp., Warrants, Expire 12/31/25*	7,089

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund (cont.)

June 30, 2021 (Unaudited)
Shares		Value
568	Whiting Petroleum Corp., Warrants, Expire 12/31/25*	$3,277

Total Rights/Warrants		14,733
(Cost $169,109)

Principal Amount
Corporate Bonds — 0.00%
Financial — 0.00%
$1,947	Trenwick America Corp., 0.00%, (a),(b),(c)	0
1,098	Trenwick America Corp., 0.00%, (a),(b),(c)	0
		0

Total Corporate Bonds		0
(Cost $0)

Shares
Investment Company — 1.31%
1,598,670	U.S. Government Money Market Fund, RBC Institutional Class 1(d)	1,598,670

Total Investment Company		1,598,670
(Cost $1,598,670)

Total Investments		$121,862,842
(Cost $81,105,196) — 100.00%
Liabilities in excess of other assets — (0.00)%		(1,432)
NET ASSETS — 100.00%		$121,861,410

*	Non-income producing security.
(a)	Security delisted or issuer in bankruptcy.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliated investment.

Abbreviations used are defined below:
ADR - American Depositary Receipt
FOR - Foreign Ownership Receipt
REIT - Real Estate Investment Trust